UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-10071
Oppenheimer Emerging Growth Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices)     (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: October 31
Date of reporting period: 04/30/2010

Item 1. Reports to Stockholders.
April 30, 2010 Oppenheimer Management Small- & Mid-Cap Commentaries and Growth Fund* Semiannual Report M A N A G E M E N T C O M M E N TA R I E S An Interview with Your Fund’s Portfolio Manager S E M I A N N U A L R E P O RT Listing of Top Holdings Listing of Investments Financial Statements In the Barron’s/Lipper Best Mutual-Fund Families survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families. Source: “Best Mutual-Fund Families,” Barron’s, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron’s/Lipper Best Mutual-Fund Families survey. Past performance does not guarantee future results. * Prior to June 30, 2010, the Fund’s name was Oppenheimer Emerging Growth Fund. 1234

TOP HOLDINGS AND ALLOCATIONS

Top Ten Common Stock Industries

Health Care Providers & Services	7.2%
Software	6.1
Semiconductors & Semiconductor Equipment	6.1
Specialty Retail	5.2
Hotels, Restaurants & Leisure	4.5
Machinery	4.2
Oil, Gas & Consumable Fuels	3.9
Capital Markets	3.8
Biotechnology	3.7
Health Care Equipment & Supplies	3.6
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets.

Top Ten Common Stock Holdings

Concho Resources, Inc.	1.8%
Edwards Lifesciences Corp.	1.7
Alexion Pharmaceuticals, Inc.	1.7
Cognizant Technology Solutions Corp.	1.7
F5 Networks, Inc.	1.4
Jones Lang LaSalle, Inc.	1.4
Waddell & Reed Financial, Inc., Cl. A	1.4
HMS Holdings Corp.	1.3
Urban Outfitters, Inc.	1.3
Lubrizol Corp. (The)	1.3
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on net assets. For more current Top 10 Fund Holdings, please visit www.oppenheimerfunds.com.
9 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

TOP HOLDINGS AND ALLOCATIONS
Sector Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of April 30, 2010, and are based on the total market value of common stocks.
10 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.
Class B shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the “since inception” return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/1/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 11/1/00. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended April 30, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	November 1, 2009	April 30, 2010	April 30, 2010

Actual
Class A	$1,000.00	$1,210.60	$8.69
Class B	1,000.00	1,205.50	13.20
Class C	1,000.00	1,206.30	12.87
Class N	1,000.00	1,207.90	10.11
Class Y	1,000.00	1,214.10	5.61

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,016.96	7.93
Class B	1,000.00	1,012.89	12.05
Class C	1,000.00	1,013.19	11.75
Class N	1,000.00	1,015.67	9.24
Class Y	1,000.00	1,019.74	5.12
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended April 30, 2010 are as follows:

Class	Expense Ratios

Class A	1.58%
Class B	2.40
Class C	2.34
Class N	1.84
Class Y	1.02
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager and Transfer Agent. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF INVESTMENTS April 30, 2010 / Unaudited

	Shares	Value

Common Stocks—97.3%
Consumer Discretionary—19.2%
Diversified Consumer Services—0.5%
Sotheby’s	17,990	$600,866

Hotels, Restaurants & Leisure—4.5%
Cheesecake Factory, Inc. (The)[1]	46,430	1,261,503
Chipotle Mexican Grill, Inc., Cl. A1	8,630	1,164,273
Panera Bread Co., Cl. A1	17,120	1,334,333
Royal Caribbean Cruises Ltd.[1]	27,090	970,906
Starwood Hotels & Resorts Worldwide, Inc.	19,040	1,037,870

		5,768,885

Household Durables—0.8%
Tupperware Brands Corp.	19,910	1,016,804

Internet & Catalog Retail—0.8%
Priceline.com, Inc.[1]	4,140	1,084,887

Media—2.4%
Discovery Communications, Inc.[1]	36,580	1,415,646
DreamWorks Animation SKG, Inc., Cl. A1	21,320	846,191
Scripps Networks Interactive, Cl. A	19,300	875,062

		3,136,899

Multiline Retail—2.6%
Big Lots, Inc.[1]	16,600	634,120
Dollar Tree, Inc.[1]	23,140	1,405,061
Nordstrom, Inc.	31,020	1,282,057

		3,321,238

Specialty Retail—5.2%
Chico’s FAS, Inc.	84,170	1,253,291
Guess?, Inc.	24,450	1,121,522
J. Crew Group, Inc.[1]	29,300	1,361,571
Tiffany & Co.	25,560	1,239,149
Urban Outfitters, Inc.[1]	43,460	1,630,185

		6,605,718

Textiles, Apparel & Luxury Goods—2.4%
Phillips/Van Heusen Corp.	12,830	808,418
Polo Ralph Lauren Corp., Cl. A	15,060	1,353,894
Warnaco Group, Inc. (The)[1]	20,440	977,850

		3,140,162

Consumer Staples—4.1%
Food & Staples Retailing—0.5%
Whole Foods Market, Inc.[1]	16,570	646,561

Food Products—2.0%
J.M. Smucker Co. (The)	19,700	1,203,079
TreeHouse Foods, Inc.[1]	30,970	1,309,721

		2,512,800

Personal Products—1.6%
Estee Lauder Cos., Inc. (The), Cl. A	22,130	1,458,810
Nu Skin Asia Pacific, Inc., Cl. A	20,110	604,507

		2,063,317

Energy—5.3%
Energy Equipment & Services—1.4%
Cameron International Corp.[1]	21,290	840,103
Oceaneering International, Inc.[1]	9,670	633,385
Superior Energy Services, Inc.[1]	11,600	313,896

		1,787,384

Oil, Gas & Consumable Fuels—3.9%
Alpha Natural Resources, Inc.[1]	15,260	718,441
Concho Resources, Inc.[1]	41,380	2,351,212
Petrohawk Energy Corp.[1]	40,320	870,509
Range Resources Corp.	22,380	1,068,869

		5,009,031

F1 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Financials—9.9%
Capital Markets—3.8%
Greenhill & Co., Inc.	11,840	$1,040,618
Jefferies Group, Inc.	24,260	660,357
Stifel Financial Corp.[1]	25,915	1,485,707
Waddell & Reed Financial, Inc., Cl. A	46,800	1,737,216

		4,923,898

Commercial Banks—2.1%
East West Bancorp, Inc.	64,230	1,258,266
Signature Bank[1]	35,230	1,422,587

		2,680,853

Diversified Financial Services—0.8%
MSCI, Inc., Cl. A1	30,620	1,060,983

Insurance—0.8%
Assured Guaranty Ltd.	44,660	962,423

Real Estate Investment Trusts—1.0%
Digital Realty Trust, Inc.	22,670	1,330,729

Real Estate Management & Development—1.4%
Jones Lang LaSalle, Inc.	22,330	1,761,390

Health Care—17.1%
Biotechnology—3.7%
Alexion Pharmaceuticals, Inc.[1]	39,540	2,169,955
Amylin Pharmaceuticals, Inc.[1]	26,570	548,405
Human Genome Sciences, Inc.[1]	30,410	842,053
United Therapeutics Corp.[1]	19,930	1,133,818

		4,694,231

Health Care Equipment & Supplies—3.6%
Edwards Lifesciences Corp.[1]	21,570	2,223,436
ResMed, Inc.[1]	11,320	774,628
Thoratec Corp.[1]	36,120	1,610,591

		4,608,655

Health Care Providers & Services—7.2%
Catalyst Health Solutions, Inc.[1]	26,170	1,107,253
Coventry Health Care, Inc.[1]	28,700	681,338
Emergency Medical Services LP, Cl. A1	11,900	629,272
Genoptix, Inc.[1]	29,460	1,139,807
Health Management Associates, Inc., Cl. A1	148,930	1,388,028
HMS Holdings Corp.[1]	32,030	1,713,605
MEDNAX, Inc.[1]	20,110	1,104,843
Schein (Henry), Inc.[1]	25,060	1,515,378

		9,279,524

Health Care Technology—1.9%
Cerner Corp.[1]	15,360	1,304,218
SXC Health Solutions Corp.[1]	15,260	1,063,622

		2,367,840

Pharmaceuticals—0.7%
Perrigo Co.	15,560	949,627

Industrials—13.5%
Aerospace & Defense—2.3%
Goodrich Corp.	21,480	1,593,386
Rockwell Collins, Inc.	20,510	1,333,150

		2,926,536

Electrical Equipment—2.7%
Regal-Beloit Corp.	20,750	1,312,853
Rockwell Automation, Inc.	20,800	1,262,976
Roper Industries, Inc.	16,070	980,591

		3,556,420

Machinery—4.2%
Bucyrus International, Inc.	18,250	1,149,933
Flowserve Corp.	10,790	1,236,318
Gardner Denver, Inc.	20,530	1,032,454
Parker-Hannifin Corp.	14,250	985,815
Pentair, Inc.	26,270	949,923

		5,354,443
F2 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

	Shares	Value

Professional Services—1.5%
Manpower, Inc.	21,060	$1,181,466
Verisk Analytics, Inc., Cl. A1	25,660	718,993

		1,900,459

Road & Rail—1.8%
Hunt (J.B.) Transport Services, Inc.	25,160	927,398
Kansas City Southern, Inc.[1]	34,460	1,397,353

		2,324,751

Trading Companies & Distributors—1.0%
MSC Industrial Direct Co., Inc., Cl. A	23,220	1,265,258

Information Technology—20.8%
Communications Equipment—1.4%
F5 Networks, Inc.[1]	26,080	1,784,654

Computers & Peripherals—1.0%
NetApp, Inc.[1]	36,680	1,271,696

Electronic Equipment & Instruments—0.9%
Dolby Laboratories, Inc., Cl. A1	15,860	1,089,899

Internet Software & Services—3.0%
Equinix, Inc.[1]	9,380	944,097
GSI Commerce, Inc.[1]	47,190	1,285,928
Rackspace Hosting, Inc.[1]	29,000	520,550
VistaPrint NV1	22,110	1,140,434

		3,891,009

IT Services—2.3%
Cognizant Technology Solutions Corp.[1]	41,560	2,127,041
Global Payments, Inc.	20,210	865,190

		2,992,231

Semiconductors & Semiconductor Equipment—6.1%
ARM Holdings plc, Sponsored ADR	87,100	995,553
Atheros Communications, Inc.[1]	24,650	957,406
Broadcom Corp., Cl. A	28,390	979,171
Cavium Networks, Inc.[1]	40,980	1,131,458
Marvell Technology Group Ltd.[1]	46,070	951,346
Netlogic Microsystems, Inc.[1]	50,800	1,583,436
Silicon Laboratories, Inc.[1]	25,000	1,208,750

		7,807,120

Software—6.1%
Autodesk, Inc.[1]	28,100	955,681
Citrix Systems, Inc.[1]	19,200	902,400
Concur Technologies, Inc.[1]	30,130	1,262,748
Informatica Corp.[1]	34,150	854,092
Longtop Financial Technologies Ltd., ADR[1]	23,960	824,464
Red Hat, Inc.[1]	41,220	1,231,241
Salesforce.com, Inc.[1]	17,080	1,462,048
SS&C Technologies Holdings, Inc.[1]	19,910	334,090

		7,826,764

Materials—4.6%
Chemicals—2.9%
Albemarle Corp.	24,850	1,134,651
Intrepid Potash, Inc.[1]	35,850	941,421
Lubrizol Corp. (The)	17,860	1,613,472

		3,689,544

Metals & Mining—1.7%
Silver Wheaton Corp.[1]	36,480	712,090
Steel Dynamics, Inc.	59,010	927,047
Thompson Creek Metals Co., Inc.[1]	42,230	541,389

		2,180,526
F3 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Telecommunication Services—2.8%
Wireless Telecommunication Services—2.8%
Crown Castle International Corp.[1]	25,360	$959,876
NII Holdings, Inc.[1]	29,610	1,256,056
SBA Communications Corp.[1]	38,620	1,365,984

		3,581,916

Total Common Stocks (Cost $93,031,598)		124,757,931

Investment Company—2.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.18%[2,3] (Cost $2,924,658)	2,924,658	2,924,658
Total Investments, at Value (Cost $95,956,256)	99.6%	127,682,589

Other Assets
Net of Liabilities	0.4	472,133

Net Assets	100.0%	$128,154,722

Footnotes to Statement of Investments

1.	Non-income producing security.

2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2010, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2009	Additions	Reductions	April 30, 2010

Oppenheimer Institutional Money Market Fund, Cl. E	2,119,920	23,531,806	22,727,068	2,924,658

	Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E	$2,924,658	$1,987

3.	Rate shown is the 7-day yield as of April 30, 2010.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
F4 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of April 30, 2010 based on valuation input level:

		Level 2—
	Level 1—	Other	Level 3—
	Unadjusted	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$24,675,459	$—	$—	$24,675,459
Consumer Staples	5,222,678	—	—	5,222,678
Energy	6,796,415	—	—	6,796,415
Financials	12,720,276	—	—	12,720,276
Health Care	21,899,877	—	—	21,899,877
Industrials	17,327,867	—	—	17,327,867
Information Technology	26,663,373	—	—	26,663,373
Materials	5,870,070	—	—	5,870,070
Telecommunication Services	3,581,916	—	—	3,581,916
Investment Company	2,924,658	—	—	2,924,658

Total Assets	$127,682,589	$—	$—	$127,682,589

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
April 30, 2010

Assets
Investments, at value —see accompanying statement of investments:
Unaffiliated companies (cost $93,031,598)	$124,757,931
Affiliated companies (cost $2,924,658)	2,924,658

127,682,589
Cash	6,669
Receivables and other assets:
Investments sold	3,529,039
Shares of beneficial interest sold	364,931
Dividends	18,479
Other	10,284

Total assets	131,611,991

Liabilities
Payables and other liabilities:
Investments purchased	3,119,667
Shares of beneficial interest redeemed	221,676
Shareholder communications	29,270
Transfer and shareholder servicing agent fees	26,025
Distribution and service plan fees	23,901
Trustees’ compensation	17,936
Other	18,794

Total liabilities	3,457,269

Net Assets	$128,154,722

Composition of Net Assets
Par value of shares of beneficial interest	$13,055
Additional paid-in capital	133,055,441
Accumulated net investment loss	(829,261)
Accumulated net realized loss on investments	(35,810,846)
Net unrealized appreciation on investments	31,726,333

Net Assets	$128,154,722

F6 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $76,937,153 and 7,649,481 shares of beneficial interest outstanding)	$10.06
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$10.67
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,466,908 and 1,245,574 shares of beneficial interest outstanding)	$9.21
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $23,104,629 and 2,501,183 shares of beneficial interest outstanding)	$9.24
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $11,237,071 and 1,151,079 shares of beneficial interest outstanding)	$9.76
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $5,408,961 and 507,382 shares of beneficial interest outstanding)	$10.66
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended April 30, 2010

Investment Income
Dividends:
Unaffiliated companies	$223,099
Affiliated companies	1,987
Interest	9

Total investment income	225,095

Expenses
Management fees	517,854
Distribution and service plan fees:
Class A	81,346
Class B	57,416
Class C	103,591
Class N	25,300
Transfer and shareholder servicing agent fees:
Class A	170,987
Class B	44,807
Class C	58,008
Class N	28,831
Class Y	1,692
Shareholder communications:
Class A	20,442
Class B	6,237
Class C	5,553
Class N	2,606
Class Y	158
Trustees’ compensation	1,333
Custodian fees and expenses	287
Other	21,788

Total expenses	1,148,236
Less waivers and reimbursements of expenses	(111,711)

Net expenses	1,036,525

Net Investment Loss	(811,430)
F8 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Realized and Unrealized Gain
Net realized gain on investments from unaffiliated companies	$8,898,404
Net change in unrealized appreciation/depreciation on investments	13,555,393

Net Increase in Net Assets Resulting from Operations	$21,642,367

See accompanying Notes to Financial Statements.
F9 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2010	October 31,
	(Unaudited)	2009

Operations
Net investment loss	$(811,430)	$(1,303,856)
Net realized gain (loss)	8,898,404	(24,554,328)
Net change in unrealized appreciation/depreciation	13,555,393	27,290,181

Net increase in net assets resulting from operations	21,642,367	1,431,997

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	2,700,966	(3,197,790)
Class B	(2,208,350)	(2,788,625)
Class C	565,936	(824,116)
Class N	179,854	788,965
Class Y	701,168	790,380

	1,939,574	(5,231,186)

Net Assets
Total increase (decrease)	23,581,941	(3,799,189)
Beginning of period	104,572,781	108,371,970

End of period (including accumulated net investment loss of $829,261 and $17,831, respectively)	$128,154,722	$104,572,781

See accompanying Notes to Financial Statements.
F10 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.31	$8.11	$14.55	$11.72	$10.44	$9.57

Income (loss) from investment operations:
Net investment loss[1]	(.05)	(.08)	(.11)	(.16)	(.16)	(.14)
Net realized and unrealized gain (loss)	1.80	.28	(4.69)	3.63	1.44	1.01

Total from investment operations	1.75	.20	(4.80)	3.47	1.28	.87

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(1.64)	(.64)	—	—

Net asset value, end of period	$10.06	$8.31	$8.11	$14.55	$11.72	$10.44

Total Return, at Net Asset Value[2]	21.06%	2.47%	(36.60)%	31.11%	12.26%	9.09%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$76,937	$61,367	$63,679	$84,494	$70,971	$57,563

Average net assets (in thousands)	$68,728	$57,232	$81,084	$70,134	$70,613	$58,690

Ratios to average net assets:[3]
Net investment loss	(1.19)%	(1.10)%	(1.01)%	(1.30)%	(1.34)%	(1.43)%
Total expenses	1.74%[4]	1.85%[4]	1.57%[4]	1.59%[4]	1.58%	1.65%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.58%	1.46%	1.40%	1.54%	1.56%	1.63%

Portfolio turnover rate	51%	143%	134%	232%	213%	207%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.74%
Year Ended October 31, 2009	1.85%
Year Ended October 31, 2008	1.58%
Year Ended October 31, 2007	1.59%
See accompanying Notes to Financial Statements.
F11 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010	Year Ended October 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.64	$7.51	$13.71	$11.16	$10.02	$9.26

Income (loss) from investment operations:
Net investment loss[1]	(0.08)	(.13)	(.18)	(.24)	(.24)	(.22)
Net realized and unrealized gain (loss)	1.65	.26	(4.38)	3.43	1.38	.98

Total from investment operations	1.57	.13	(4.56)	3.19	1.14	.76

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(1.64)	(.64)	—	—

Net asset value, end of period	$9.21	$7.64	$7.51	$13.71	$11.16	$10.02

Total Return, at Net Asset Value[2]	20.55%	1.73%	(37.16)%	30.12%	11.38%	8.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,467	$11,528	$14,441	$24,800	$22,473	$20,653

Average net assets (in thousands)	$11,614	$11,863	$20,882	$21,737	$23,201	$21,439

Ratios to average net assets:[3]
Net investment loss	(2.00)%	(1.92)%	(1.79)%	(2.09)%	(2.14)%	(2.22)%
Total expenses	2.82%[4]	2.94%[4]	2.40%[4]	2.45%[4]	2.46%	2.62%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.40%	2.29%	2.19%	2.34%	2.37%	2.44%

Portfolio turnover rate	51%	143%	134%	232%	213%	207%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.82%
Year Ended October 31, 2009	2.94%
Year Ended October 31, 2008	2.41%
Year Ended October 31, 2007	2.45%
See accompanying Notes to Financial Statements.
F12 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

	Six Months
	Ended
	April 30, 2010				Year Ended October 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$7.66	$7.53	$13.74	$11.18	$10.04	$9.27

Income (loss) from investment operations:
Net investment loss[1]	(.08)	(.13)	(.18)	(.24)	(.24)	(.22)
Net realized and unrealized gain (loss)	1.66	.26	(4.39)	3.44	1.38	.99

Total from investment operations	1.58	.13	(4.57)	3.20	1.14	.77

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(1.64)	(.64)	—	—

Net asset value, end of period	$9.24	$7.66	$7.53	$13.74	$11.18	$10.04

Total Return, at Net Asset Value[2]	20.63%	1.73%	(37.15)%	30.16%	11.36%	8.31%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,105	$18,702	$19,351	$23,294	$18,640	$15,679

Average net assets (in thousands)	$20,924	$17,362	$23,831	$18,644	$18,933	$15,550

Ratios to average net assets:[3]
Net investment loss	(1.95)%	(1.87)%	(1.78)%	(2.07)%	(2.11)%	(2.20)%
Total expenses	2.55%[4]	2.73%[4]	2.36%[4]	2.41%[4]	2.39%	2.50%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.34%	2.23%	2.17%	2.31%	2.33%	2.40%

Portfolio turnover rate	51%	143%	134%	232%	213%	207%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.55%
Year Ended October 31, 2009	2.73%
Year Ended October 31, 2008	2.37%
Year Ended October 31, 2007	2.41%
See accompanying Notes to Financial Statements.
F13 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	April 30, 2010				Year Ended October 31,
Class N	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.08	$7.90	$14.25	$11.52	$10.29	$9.45

Income (loss) from investment operations:
Net investment loss[1]	(.06)	(.10)	(.14)	(.19)	(.18)	(.17)
Net realized and unrealized gain (loss)	1.74	.28	(4.57)	3.56	1.41	1.01

Total from investment operations	1.68	.18	(4.71)	3.37	1.23	.84

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(1.64)	(.64)	—	—

Net asset value, end of period	$9.76	$8.08	$7.90	$14.25	$11.52	$10.29

Total Return, at Net Asset Value[2]	20.79%	2.28%	(36.76)%	30.77%	11.95%	8.89%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,237	$9,141	$8,107	$9,138	$7,743	$5,067

Average net assets (in thousands)	$10,220	$7,904	$9,889	$7,901	$6,521	$5,046

Ratios to average net assets:[3]
Net investment loss	(1.44)%	(1.35)%	(1.27)%	(1.55)%	(1.58)%	(1.68)%
Total expenses	2.06%[4]	2.24%[4]	1.87%[4]	1.92%[4]	2.00%	2.20%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.84%	1.71%	1.65%	1.79%	1.80%	1.87%

Portfolio turnover rate	51%	143%	134%	232%	213%	207%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	2.06%
Year Ended October 31, 2009	2.24%
Year Ended October 31, 2008	1.88%
Year Ended October 31, 2007	1.92%
See accompanying Notes to Financial Statements.
F14 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

	Six Months
	Ended
	April 30, 2010				Year Ended October 31,
Class Y	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$8.78	$8.52	$15.12	$12.08	$10.70	$9.75

Income (loss) from investment operations:
Net investment loss[1]	(.03)	(.04)	(.05)	(.09)	(.09)	(.08)
Net realized and unrealized gain (loss)	1.91	.30	(4.91)	3.77	1.47	1.03

Total from investment operations	1.88	.26	(4.96)	3.68	1.38	.95

Dividends and/or distributions to shareholders:
Distributions from net realized gain	—	—	(1.64)	(.64)	—	—

Net asset value, end of period	$10.66	$8.78	$8.52	$15.12	$12.08	$10.70

Total Return, at Net Asset Value[2]	21.41%	3.05%	(36.24)%	31.96%	12.90%	9.74%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,409	$3,835	$2,794	$3,742	$3,014	$2,313

Average net assets (in thousands)	$4,677	$3,294	$3,533	$3,323	$2,968	$2,540

Ratios to average net assets:[3]
Net investment loss	(0.63)%	(0.50)%	(0.39)%	(0.68)%	(0.79)%	(0.77)%
Total expenses	1.02%[4]	1.02%[4]	0.95%[4]	0.94%[4]	1.01%	0.98%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.02%	0.86%	0.78%	0.91%	1.01%	0.97%

Portfolio turnover rate	51%	143%	134%	232%	213%	207%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including indirect expenses from affiliated fund were as follows:

Six Months Ended April 30, 2010	1.02%
Year Ended October 31, 2009	1.02%
Year Ended October 31, 2008	0.96%
Year Ended October 31, 2007	0.94%
See accompanying Notes to Financial Statements.
F15 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Small- & Mid-Cap Growth Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. Prior to June 30, 2010, the Fund’s name was Oppenheimer Emerging Growth Fund. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Prior to January 1, 2009, the Fund assessed a 2% fee on the proceeds of fund shares that were redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which was retained by the Fund, is accounted for as an addition to paid-in capital.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
F16 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
F17 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended October 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of October 31, 2009, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Expiring

2016	$18,045,394
2017	24,938,741

Total	$42,984,135

As of April 30, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $34,085,731 expiring by 2017. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2010, it is estimated that the Fund will utilize $8,898,404 of capital loss carryforward to offset realized capital gains.
F18 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$97,681,832

Gross unrealized appreciation	$30,716,697
Gross unrealized depreciation	(715,940)

Net unrealized appreciation	$30,000,757

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended April 30, 2010, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$270
Payments Made to Retired Trustees	1,208
Accumulated Liability as of April 30, 2010	9,863
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
F19 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F20 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended April 30, 2010		Year Ended October 31, 2009
	Shares	Amount	Shares	Amount

Class A
Sold	1,499,798	$14,087,635	3,182,926	$23,745,787
Redeemed	(1,234,257)	(11,386,669)	(3,652,404)	(26,943,577)[1]

Net increase (decrease)	265,541	$2,700,966	(469,478)	$(3,197,790)

Class B
Sold	135,601	$1,172,215	331,080	$2,284,009
Redeemed	(399,338)	(3,380,565)	(743,787)	(5,072,634)[1]

Net decrease	(263,737)	$(2,208,350)	(412,707)	$(2,788,625)

Class C
Sold	457,018	$3,942,019	825,095	$5,711,200
Redeemed	(396,756)	(3,376,083)	(952,795)	(6,535,316)[1]

Net increase (decrease)	60,262	$565,936	(127,700)	$(824,116)

Class N
Sold	235,593	$2,146,528	511,341	$3,795,598
Redeemed	(216,268)	(1,966,674)	(405,813)	(3,006,633)[1]

Net increase	19,325	$179,854	105,528	$788,965

Class Y
Sold	194,003	$1,916,939	214,228	$1,638,455
Redeemed	(123,236)	(1,215,771)	(105,574)	(848,075)[1]

Net increase	70,767	$701,168	108,654	$790,380

1.	Net of redemption fees of $2,591, $561, $778, $340, and $135 for Class A, Class B, Class C, Class N and Class Y, respectively.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended April 30, 2010, were as follows:

	Purchases	Sales

Investment securities	$56,874,236	$57,058,967
F21 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.90%
Next $200 million	0.85
Next $200 million	0.80
Over $600 million	0.75
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2010, the Fund paid $191,523 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service
F22 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2010 were as follows:

Class C	$424,678
Class N	163,498
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

April 30, 2010	$38,156	$—	$13,597	$1,328	$59
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
During the six months ended April 30, 2010, OFS waived transfer and shareholder servicing agent fees as follows:

Class A	$52,918
Class B	24,471
Class C	22,051
Class N	11,288
The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF. During the six months ended April 30, 2010, the Manager waived fees and/or reimbursed the Fund $983 for IMMF management fees.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
F23 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff ”). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F24 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding – Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
15 | OPPENHEIMER SMALL- & MID-CAP GROWTH FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 04/30/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Emerging Growth Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	06/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	06/07/2010